RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to grower advances at beginning of period	$ (18,964)
Additional provisions in the period	(2,359)
Recoveries of amounts previously reserved	542
Balance sheet reclassifications	30
Foreign exchange impact	(23)
Allowance for expected credit losses related to grower advances at end of period	$ (20,774)